Expense Example	Jul. 18, 2025 USD ($)
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	225
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Venerable International Index Fund | Venerable International Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	231
Venerable International Index Fund | Venerable International Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	352
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 357